UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2013

Shares		Description (1)				Value
		Common Stocks - 35.9% (24.8% of Total Investments)
		Aerospace & Defense - 0.6%
25,000		Raytheon Company				$ 1,469,750
		Automobiles - 0.8%
77,000		General Motors Company, (2)				2,142,140
		Building Products - 0.6%
35,400		Masonite Worldwide Holdings, (2)				1,584,150
		Capital Markets - 0.4%
33,050		Bank of New York Company, Inc.				925,070
		Chemicals - 0.5%
23,000		Mosaic Company				1,371,030
		Commercial Banks - 1.3%
91,800		Wells Fargo & Company				3,395,682
		Communications Equipment - 1.4%
144,800		Cisco Systems, Inc.				3,027,768
44,000		LM Ericsson Telefonaktiebolget, Sponsored ADR				554,400
		Total Communications Equipment				3,582,168
		Consumer Finance - 1.1%
52,700		Capital One Financial Corporation				2,895,865
		Diversified Financial Services - 2.5%
75,400		Citigroup Inc.				3,335,696
66,000		JPMorgan Chase & Co.				3,132,360
		Total Diversified Financial Services				6,468,056
		Diversified Telecommunication Services - 0.3%
181,200		Frontier Communications Corporation				721,176
		Energy Equipment & Services - 0.4%
22,800		Halliburton Company				921,348
		Food & Staples Retailing - 0.9%
43,900		CVS Caremark Corporation				2,414,061
		Industrial Conglomerates - 0.4%
45,500		General Electric Company				1,051,960
		Insurance - 4.5%
88,600		American International Group, (2)				3,439,452
120,000		Hartford Financial Services Group, Inc.				3,096,000
37,500		MetLife, Inc.				1,425,750
15,425		Symetra Financial Corporation				206,849
122,600		Unum Group				3,463,450
		Total Insurance				11,631,501
		Machinery - 0.8%
18,800		Ingersoll Rand Company Limited, Class A				1,034,188
17,400		PACCAR Inc.				879,744
		Total Machinery				1,913,932
		Media - 4.5%
147,000		Interpublic Group Companies, Inc.				1,915,410
16,393		Metro-Goldwyn-Mayer, (2), (3)				672,797
107,600		National CineMedia, Inc.				1,697,928
32,400		News Corporation, Class A				988,848
50,300		Time Warner Inc.				2,898,286
3,958		Tribune Company, (2)				225,012
3,185		Tribune Company, (15)				—
51,000		Viacom Inc., Class B				3,140,070
		Total Media				11,538,351
		Metals & Mining - 1.4%
40,000		AngloGold Ashanti Limited, Sponsored ADR				942,000
150,500		AuRico Gold Inc.				946,645
61,550		Barrick Gold Corporation				1,809,570
		Total Metals & Mining				3,698,215
		Oil, Gas & Consumable Fuels - 3.1%
30,800		Canadian Natural Resources Limited				989,604
9,900		Occidental Petroleum Corporation				775,863
41,650		Royal Dutch Shell PLC, Class A				2,713,914
114,600		Talisman Energy Inc.				1,403,850
43,900		Total SA, Sponsored ADR				2,106,322
		Total Oil, Gas & Consumable Fuels				7,989,553
		Pharmaceuticals - 5.4%
20,375		AstraZeneca PLC, Sponsored ADR				1,018,343
74,500		GlaxoSmithKline PLC, Sponsored ADR				3,494,795
32,200		Merck & Company Inc.				1,424,206
139,100		Pfizer Inc., (4)				4,014,426
76,900		Sanofi-Aventis, ADR				3,928,052
		Total Pharmaceuticals				13,879,822
		Semiconductors & Equipment - 0.4%
80,000		Applied Materials, Inc.				1,078,400
		Software - 2.3%
142,500		CA Technologies, Inc.				3,586,725
83,000		Microsoft Corporation				2,374,630
		Total Software				5,961,355
		Specialty Retail - 0.4%
41,000		Best Buy Co., Inc.				908,150
		Tobacco - 0.9%
25,000		Philip Morris International				2,317,750
		Wireless Telecommunication Services - 1.0%
92,900		Vodafone Group PLC, Sponsored ADR				2,639,288
		Total Common Stocks (cost $78,233,012)				92,498,773

Shares		Description (1)				Value
		Real Estate Investment Trust Common Stocks - 37.1% (25.6% of Total Investments)
		Diversified - 2.8%
154,550		Colonial Properties Trust				$ 3,494,376
43,750		Vornado Realty Trust				3,659,250
		Total Diversified				7,153,626
		Hotels, Restaurants & Leisure - 2.5%
164,142		Host Hotels & Resorts Inc.				2,870,844
46,450		Starwood Hotels & Resorts Worldwide, Inc.				2,960,259
59,600		Sunstone Hotel Investors Inc., (2)				733,676
		Total Hotels, Restaurants & Leisure				6,564,779
		Industrial - 1.4%
90,498		Prologis Inc.				3,618,110
		Mortgage - 0.5%
56,000		Redwood Trust Inc.				1,298,080
		Office - 6.9%
164,250		BioMed Realty Trust Inc.				3,547,800
31,350		Boston Properties, Inc.				3,168,231
130,900		Douglas Emmett Inc.				3,263,337
136,500		Mack-Cali Realty Corporation				3,905,265
45,900		SL Green Realty Corporation				3,952,449
		Total Office				17,837,082
		Residential - 6.8%
130,876		Apartment Investment & Management Company, Class A				4,012,658
45,375		AvalonBay Communities, Inc.				5,747,651
84,700		Equity Residential				4,663,582
130,850		UDR Inc.				3,165,262
		Total Residential				17,589,153
		Retail - 8.9%
80,660		General Growth Properties Inc.				1,603,521
154,900		Kimco Realty Corporation				3,469,760
57,491		Macerich Company				3,701,271
74,600		Regency Centers Corporation				3,947,086
37,735		Simon Property Group, Inc.				5,983,258
129,750		Weingarten Realty Trust				4,093,613
		Total Retail				22,798,509
		Specialized - 7.3%
82,400		Extra Space Storage Inc.				3,235,848
79,000		HCP, Inc.				3,938,940
58,650		Health Care REIT, Inc.				3,982,922
24,324		Public Storage, Inc.				3,705,032
52,650		Ventas Inc.				3,853,980
		Total Specialized				18,716,722
		Total Real Estate Investment Trust Common Stocks (cost $65,757,334)				95,576,061

Shares		Description (1)	Coupon			Value
		Real Estate Investment Trust Preferred Stocks - 1.5% (1.1% of Total Investments)
		Residential - 1.5%
151,450		Equity Lifestyle Properties Inc.	6.750%			$ 3,907,410
		Total Real Estate Investment Trust Preferred Stocks (cost $3,843,751)				3,907,410

Shares		Description (1)	Coupon		Ratings (5)	Value
		$1,000 Par (or similar) Institutional Structures - 0.6% (0.4% of Total Investments)
		Food Products - 0.6%
15		HJ Heinz Finance Company, 144A	8.000%		BBB-	$ 1,534,688
		Total $1,000 Par (or similar) Institutional Structures (cost $1,310,000)				1,534,688

Principal Amount (000)		Description (1)	Coupon	Maturity (6)	Ratings (5)	Value
		Variable Rate Senior Loan Interests - 32.3% (22.3% of Total Investments) (7)
		Aerospace & Defense - 0.2%
$ 439		Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B1	$ 442,402
		Airlines - 0.2%
500		Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	508,594
		Auto Components - 1.1%
1,297		Federal-Mogul Corporation, Tranche B, Term Loan	2.138%	12/29/14	B1	1,215,709
662		Federal-Mogul Corporation, Tranche C, Term Loan	2.138%	12/28/15	B1	620,259
1,000		Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	1,012,492
2,959		Total Auto Components				2,848,460
		Biotechnology - 0.3%
881		Grifols, Inc., Term Loan	4.250%	6/01/17	BB	891,318
		Capital Markets - 0.4%
987		Walter Investment Management First Lien, Term Loan	5.750%	11/28/17	B+	1,006,348
		Chemicals - 0.4%
977		Univar, Inc., Term Loan	5.000%	6/30/17	B+	988,414
		Commercial Services & Supplies - 0.8%
1,042		Aramark Corporation, Term Loan D	4.000%	2/20/20	BB-	1,054,218
983		KAR Auction Services, Inc., Term Loan B	3.750%	5/19/17	BB-	994,205
2,025		Total Commercial Services & Supplies				2,048,423
		Communications Equipment - 0.6%
1,500		Arris Group, Inc., Term Loan B, WI/DD	TBD	TBD	BB-	1,504,688
		Consumer Finance - 0.3%
750		Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B3	756,211
		Containers & Packaging - 0.8%
1,590		Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	1,615,515
356		Sealed Air Corporation, Term Loan B1	4.000%	10/03/18	Ba1	361,862
1,946		Total Containers & Packaging				1,977,377
		Diversified Financial Services - 0.3%
451		Pinafore LLC, Term Loan	3.750%	9/29/16	BB	455,317
438		WideOpenWest Finance LLC, Term Loan B, WI/DD	TBD	TBD	B1	442,451
889		Total Diversified Financial Services				897,768
		Diversified Telecommunication Services - 0.6%
854		Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	868,100
748		Windstream Corporation, Term Loan B	3.500%	1/23/20	Baa3	756,541
1,602		Total Diversified Telecommunication Services				1,624,641
		Electric Utilities - 0.7%
2,312		TXU Corporation, 2014 Term Loan	3.733%	10/10/14	B2	1,705,874
		Electrical Equipment - 0.1%
294		Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	294,735
		Food Products - 2.3%
998		AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,013,709
1,800		H.J Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	1,817,775
1,238		Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,259,306
1,947		U.S. Foodservice, Inc., Extended Term Loan	5.750%	3/31/17	B2	1,976,293
5,983		Total Food Products				6,067,083
		Health Care Equipment & Supplies - 1.1%
1,481		Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	1,509,978
1,410		United Surgical Partners International, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	1,413,017
2,891		Total Health Care Equipment & Supplies				2,922,995
		Health Care Providers & Services - 3.0%
4		Community Health Systems, Inc., Extended Term Loan	3.787%	1/25/17	BB	4,293
998		DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	1,009,112
1,955		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	Ba2	1,979,438
1,964		Golden Living, Term Loan	5.000%	5/04/18	B1	1,903,942
76		HCA, Inc., Tranche B2, Term Loan	3.534%	3/31/17	BB	76,677
901		Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	910,194
993		Select Medical Corporation, Tranche B, Term Loan A	5.501%	6/01/18	BB-	998,703
805		Universal Health Services, Inc., Term Loan B	3.750%	11/15/16	BB+	813,004
7,696		Total Health Care Providers & Services				7,695,363
		Health Care Technology - 0.4%
988		Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	1,002,030
		Hotels, Restaurants & Leisure - 2.7%
1,950		24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,971,532
736		Cedar Fair LP, Term Loan B	3.250%	3/06/20	BB-	746,656
182		Las Vegas Sands Corporation, Extended Delayed Draw Term Loan	2.710%	11/23/16	BBB-	182,848
576		Las Vegas Sands Corporation, Extended Term Loan B	2.710%	11/23/16	BBB-	578,408
499		MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	507,745
1,965		Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB-	1,983,664
1,013		Six Flags Theme Parks, Inc., Term Loan B, First Lien	4.001%	12/20/18	BB+	1,028,415
6,921		Total Hotels, Restaurants & Leisure				6,999,268
		Household Durables - 0.4%
1,000		AOT Bedding Super Holdings LLC, Term Loan B	5.003%	10/01/19	B+	1,015,208
		Industrial Conglomerates - 1.5%
1,000		DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	1,014,432
2,940		U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B2	2,974,912
3,940		Total Industrial Conglomerates				3,989,344
		Internet & Catalog Retail - 0.3%
653		Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B+	662,773
		IT Services - 0.1%
302		SunGard Data Systems, Inc., Term Loan B	1.953%	2/28/14	BB	303,632
		Media - 3.3%
582		Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	586,638
969		Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	979,192
987		Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	1,000,677
750		Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	780,000
1,246		Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,262,436
537		Nielsen Finance LLC, Term Loan E	2.952%	5/25/16	BBB-	542,812
499		Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	504,112
1,564		Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	1,574,842
1,000		UPC Broadband Holding BV, Term Loan N	3.704%	12/31/17	Ba3	1,007,969
1,549		Yell Group PLC, Term Loan, (8)	0.000%	7/31/14	N/R	282,465
9,683		Total Media				8,521,143
		Metals & Mining - 0.2%
635		FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	643,285
		Multi-Utilities - 0.4%
998		ADS Waste Holdings Inc., Term Loan B	4.250%	8/05/19	B+	1,009,844
		Oil, Gas & Consumable Fuels - 1.4%
500		El Paso Corporation, Tranche B1, Term Loan	5.000%	5/24/18	Ba3	506,473
1,160		Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	1,167,734
131		Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	124,484
1,000		Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	1,003,750
833		Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	845,417
3,624		Total Oil, Gas & Consumable Fuels				3,647,858
		Pharmaceuticals - 3.3%
499		Bausch & Lomb, Inc., Delayed Draw, Term Loan	4.750%	9/30/15	B+	503,738
1,489		Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	1,504,828
1,000		ConvaTec Healthcare, Incremental Term Loan B	5.000%	12/22/16	Ba3	1,017,813
912		Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	923,392
736		Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	747,660
1,990		Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	2,010,388
282		Warner Chilcott Corporation, Term Loan B	4.250%	3/15/18	BBB-	285,964
647		Warner Chilcott PLC, Term Loan B1	4.250%	3/15/18	BBB-	656,926
229		Warner Chilcott PLC, Term Loan B2	4.250%	3/15/18	BBB-	232,781
510		Warner Chilcott PLC, Term Loan B3	4.250%	3/15/18	BBB-	517,665
8,294		Total Pharmaceuticals				8,401,155
		Real Estate Investment Trust - 0.4%
919		iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	930,377
		Real Estate Management & Development - 0.5%
866		Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	871,717
361		LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	361,953
1,227		Total Real Estate Management & Development				1,233,670
		Road & Rail - 0.2%
404		Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	410,228
		Semiconductors & Equipment - 0.7%
748		NXP Semiconductor LLC, Incremental Term Loan C	4.750%	12/06/19	B+	766,205
980		NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	1,003,888
1,728		Total Semiconductors & Equipment				1,770,093
		Software - 1.2%
872		Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	886,812
868		Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	884,551
1,190		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B1	5.000%	6/07/19	BB-	1,204,594
123		SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Funded Term Loan B2	5.000%	6/07/19	BB-	125,075
3,053		Total Software				3,101,032
		Specialty Retail - 1.6%
254		J Crew Group, Term Loan B1	4.000%	3/07/18	B1	257,307
1,763		Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	1,779,798
995		Pilot Travel Centers LLC, First Amendment, Tranche B, Term Loan	4.250%	8/07/19	BB	1,007,282
950		Tempur-Pedic International, Inc., Term Loan B	5.000%	11/20/19	BB	964,505
3,962		Total Specialty Retail				4,008,892
		Wireless Telecommunication Services - 0.5%
442		Clear Channel Communications, Inc., Tranche B, Term Loan	3.854%	1/29/16	CCC+	393,238
1,000		Cricket Communications, Inc., Term Loan C, WI/DD	TBD	TBD	Ba3	1,007,657
1,442		Total Wireless Telecommunication Services				1,400,895
$ 84,404		Total Variable Rate Senior Loan Interests (cost $83,770,146)				83,231,421

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		Corporate Bonds - 0.2% (0.1% of Total Investments)
		Media - 0.1%
$ 132		Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	$ 126,885
		Metals & Mining - 0.1%
215		Southern Copper Corporation	7.500%	7/27/35	BBB+	257,956
$ 347		Total Corporate Bonds (cost $380,740)				384,841

Principal
Amount (000) (9)		Description (1)	Coupon	Maturity	Ratings (5)	Value
		Emerging Markets Debt and Foreign Corporate Bonds - 32.4% (22.4% of Total Investments)
		Argentina - 0.5%
130		City of Buenos Aires, Argentina, 144A	12.500%	4/06/15	B-	$ 123,500
145		Republic of Argentina	7.000%	10/03/15	B-	122,525
80		Republic of Argentina	8.750%	6/02/17	B	58,800
451		Republic of Argentina	8.280%	12/31/33	CC	243,688
395		Republic of Argentina	8.280%	12/31/33	B-	205,481
228	EUR	Republic of Argentina	7.820%	12/31/33	CC	150,839
1,388		Republic of Argentina	2.500%	12/31/38	CC	433,750
		Total Argentina				1,338,583
		Azerbaijan - 0.2%
465		Azerbaijan State Oil Company, Reg S	5.450%	2/09/17	BBB-	495,225
		Brazil - 3.8%
300		Banco BTG Pactual SA Cayman, 144A	5.750%	9/28/22	Ba1	301,140
170		Banco do Brasil, Reg S	8.500%	N/A (10)	Baa2	203,150
340		Banco do Brasil, 144A	6.250%	N/A (10)	BB	334,900
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	261,375
875		Brazil Minas SPE via State of Minas Gerais, Pass Through Notes, 144A, WI/DD	5.333%	2/15/28	BBB	963,926
36	BRL	Brazil Notas do Tesouro Nacional	6.000%	5/15/15	Baa2	438,434
300		Centrais Eletricas Brasileiras SA, 144A	5.750%	10/27/21	BBB	319,875
400		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	BBB	426,500
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	535,845
291		Federative Republic of Brazil	8.250%	1/20/34	BBB	442,320
1,635		Federative Republic of Brazil	7.125%	1/20/37	BBB	2,268,541
385		Federative Republic of Brazil	5.625%	1/07/41	BBB	450,450
150		Fibria Overseas Finance, 144A	6.750%	3/03/21	BB+	165,675
120		Globo Comunicacao Participacoes, SA, 144A	6.250%	N/A (10)	BBB+	127,560
295		Globo Comunicacao Participacoes, SA, 144A	5.307%	5/11/22	BBB+	317,863
415		Itau Unibanco Holdings SA, Reg S	5.500%	8/06/22	BBB	431,600
200		OGX Petroleo e Gas Participacoes SA, 144A	8.375%	4/01/22	B1	151,000
260		Petrobras International Finance Company	6.750%	1/27/41	A3	293,876
175		Petrobras International Finance Company	5.375%	1/27/21	A3	188,824
215		Rearden G Holdings, 144A	7.875%	3/30/20	BB	236,500
310		Samarco Mineracao SA, 144A	4.125%	11/01/22	BBB	301,630
294		Telemar Norte Leste SA, 144A	5.500%	10/23/20	BBB	306,495
430		Vale SA	5.625%	9/11/42	A-	425,405
		Total Brazil				9,892,884
		Canada - 0.3%
431		Pacific Rubiales Energy Corporation, 144A	7.250%	12/12/21	BB+	489,832
150		Pacific Rubiales Energy Corporation, 144A	5.125%	3/28/23	BB+	151,350
		Total Canada				641,182
		Chile - 1.3%
640		Coporacion Nacional del Cobre de Chile, Reg S	3.750%	11/04/20	A1	670,168
305		Coporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	A1	319,895
200		Corporacion Geo SA DE CV, Reg S	8.875%	3/27/22	BB-	171,000
420		Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	A1	439,798
210		Corporacion Nacional del Cobre, 144A	3.000%	7/17/22	A1	205,170
545		Corporacion Nacional del Cobre, 144A	4.250%	7/17/42	A1	500,490
195		E-CL SA, 144A	5.625%	1/15/21	BBB-	219,626
225		Empresa Nacional del Petroleo, Reg S	6.250%	7/08/19	A	252,062
395		Empresa Nacional del Petroleo, Reg S, 144A	4.750%	12/06/21	A	407,475
		Total Chile				3,185,684
		China - 0.1%
255		Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	270,907
		Colombia - 1.6%
395		Bancolombia SA	6.125%	7/26/20	BBB-	423,638
275		Bancolombia SA	5.125%	9/11/22	BBB-	276,375
215		Grupo Aval Acciones y Valores, 144A	4.750%	9/26/22	Baa3	215,538
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB-	466,764
730		Republic of Colombia	7.375%	3/18/19	BBB-	939,875
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB-	291,688
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB-	147,535
535		Republic of Colombia	10.375%	1/28/33	BBB-	920,200
245		Republic of Colombia	7.375%	9/18/37	BBB-	350,350
100		Republic of Colombia	6.125%	1/18/41	BBB-	125,800
		Total Colombia				4,157,763
		Costa Rica - 0.2%
590		Republic of Costa Rica, 144A	4.250%	1/26/23	Baa3	589,115
		Cote d’Ivoire (Ivory Coast) - 0.3%
905		Ivory Coast Republic, Reg S	5.750%	12/31/32	D	837,125
		Croatia - 0.6%
280		Republic of Croatia, 144A	6.250%	4/27/17	BBB-	299,922
590		Republic of Croatia	5.375%	11/29/19	BBB-	646,103
575		Republic of Croatia, 144A, WI/DD	5.500%	4/04/23	BBB-	572,459
130		Republic of Croatia, 144A	6.625%	7/14/20	BBB-	141,375
		Total Croatia				1,659,859
		Dominican Republic - 0.1%
202		Dominican Republic, Reg S	9.040%	1/23/18	B+	225,151
		El Salvador - 0.6%
260		Republic of El Salvador, 144A	5.875%	1/30/25	BB	272,610
30		Republic of El Salvador	8.250%	4/10/32	BB	37,425
165		Republic of El Salvador, Reg S	7.375%	12/01/19	BB	195,773
616		Republic of El Salvador, Reg S	7.750%	1/24/23	BB	745,360
75		Republic of El Salvador, Reg S	7.625%	9/21/34	BB	90,188
20		Republic of El Salvador, Reg S	7.650%	6/15/35	BB	22,930
260		Republic of El Salvador, Reg S	7.625%	2/01/41	BB	298,350
		Total El Salvador				1,662,636
		Georgia - 0.1%
225		Georgian Railway LLC, 144A	7.750%	7/11/22	BB-	257,063
		Guatemala - 0.2%
310		Republic of Guatemala, 144A	4.875%	2/13/28	Ba1	303,025
245		Republic of Guatemala, 144A	5.750%	6/06/22	Ba1	269,868
		Total Guatemala				572,893
		Hungary - 1.0%
395	EUR	Republic of Hungary, Government Bond	4.375%	7/04/17	Ba1	489,572
276		Republic of Hungary, Government Bond	4.125%	2/19/18	Ba1	263,580
90	EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	Ba1	115,789
230	EUR	Republic of Hungary, Government Bond	3.875%	2/24/20	Ba1	262,256
444		Republic of Hungary, Government Bond	5.375%	2/21/23	Ba1	417,915
940		Republic of Hungary, Government Bond	7.625%	3/29/41	Ba1	958,800
		Total Hungary				2,507,912
		Iceland - 0.1%
231		Republic of Iceland, Treasury Obligations, 144A	5.875%	5/11/22	BBB	264,844
		India - 0.4%
200		Bank of India London, 144A, WI/DD	3.625%	9/21/18	BBB-	200,800
200		Bharti Airtel International Company, 144A	5.125%	3/11/23	BBB-	200,800
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	317,691
245		Vedanta Resources PLC, 144A	8.250%	6/07/21	BB	279,300
		Total India				998,591
		Indonesia - 1.8%
185		Majapahit Holdings BV, Reg S	8.000%	8/07/19	Baa3	228,013
200		Perusahaan Listrik Negaraa PT, Reg S	5.500%	11/22/21	Baa3	217,000
590		Republic of Indonesia, Reg S	10.375%	5/04/14	Baa3	645,313
520		Republic of Indonesia, Reg S	7.250%	4/20/15	Baa3	575,900
1,445		Republic of Indonesia, Reg S	7.500%	1/15/16	Baa3	1,656,331
165		Republic of Indonesia, Reg S	6.875%	1/17/18	Baa3	194,700
395		Republic of Indonesia, Reg S	11.625%	3/04/19	Baa3	572,750
520		Republic of Indonesia, Reg S	6.625%	2/17/37	Baa3	640,900
		Total Indonesia				4,730,907
		Ireland - 0.2%
200		RZD Capital Limited, Russian Railways, Reg S	5.700%	4/05/22	Baa1	220,500
200		VTB Capital SA, Reg S	6.875%	5/29/18	Baa1	220,500
		Total Ireland				441,000
		Isle of Man - 0.1%
305		Sasol Financing International	4.500%	11/14/22	Baa1	301,569
		Kazakhstan - 1.5%
295		Halyk Savings Bank of Kazakhstan, Reg S	9.250%	10/16/13	BB	301,638
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	372,735
200		Kazakhstan Development Bank, 144A	4.125%	12/10/22	BBB+	193,500
200		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	215,000
375		Kazakhstan Temir Zholy JSC	7.000%	5/13/16	BBB	420,938
200		Kazakhstan Temir Zholy JSC, 144A	6.950%	7/10/42	BBB	234,000
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	239,906
435		Kazmunaygas National, Reg S	11.750%	1/23/15	BBB	504,056
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB	498,263
265		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	BBB	333,868
445		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	BBB	560,647
		Total Kazakhstan				3,874,551
		Latvia - 0.6%
295		Latvia Republic	5.250%	2/22/17	BBB	326,713
520		Latvia Republic, 144A	5.250%	2/22/17	BBB	575,900
715		Latvia Republic, 144A	3.625%	1/12/20	BBB	687,473
		Total Latvia				1,590,086
		Lithuania - 0.7%
175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	220,063
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	171,825
670		Republic of Lithuania, 144A	6.625%	2/01/22	Baa1	820,750
120		Republic of Lithuania, Reg S	5.125%	9/14/17	Baa1	132,900
315		Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	373,275
		Total Lithuania				1,718,813
		Luxembourg - 0.1%
250		Gaz Capital SA, Reg S	8.625%	4/28/34	Baa1	339,375
		Malaysia - 0.5%
765		Pertoliam Nasional Berhad, 144A	5.625%	3/15/16	A-	856,759
360		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	418,659
		Total Malaysia				1,275,418
		Mexico - 1.7%
200		Alpek SA DE CV, Reg S	4.500%	11/20/22	BBB-	207,500
196		America Movil SA de C.V.	6.125%	3/30/40	A2	228,148
8,018	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A-	774,134
230		United Mexican States	8.300%	8/15/31	Baa1	349,025
365		United Mexican States	7.500%	4/08/33	Baa1	521,950
275		United Mexican States	6.750%	9/27/34	Baa1	365,750
386		United Mexican States, WI/DD	6.050%	1/11/40	Baa1	477,675
1,092		United Mexican States	4.750%	3/08/44	Baa1	1,132,950
260		United Mexican States	5.750%	10/12/00	Baa1	285,220
		Total Mexico				4,342,352
		Morocco - 0.2%
215		Kingdom of Morocco, 144A	4.250%	12/11/22	BBB-	219,408
235		Kingdom of Morocco, 144A	5.500%	12/11/42	BBB-	233,238
		Total Morocco				452,646
		Panama - 0.7%
180		AES Panama	6.350%	12/21/16	BBB-	198,000
30		Republic of Panama	7.250%	3/15/15	BBB	33,450
490		Republic of Panama	8.875%	9/30/27	BBB	756,315
465		Republic of Panama	9.375%	4/01/29	BBB	756,323
		Total Panama				1,744,088
		Peru - 0.7%
165		El Fondo Mivivienda SA, 144A	3.500%	1/31/23	BBB	159,968
590		Republic of Peru	8.375%	5/03/16	BBB	718,620
140		Republic of Peru	7.125%	3/30/19	BBB	179,690
110		Republic of Peru	8.750%	11/21/33	BBB	179,850
265		Republic of Peru	6.550%	3/14/37	BBB	359,075
249	PEN	Republic of Peru Treasury Bond	7.840%	8/12/20	BBB+	121,126
		Total Peru				1,718,329
		Philippines - 1.1%
185		National Power Corporation	9.625%	5/15/28	BB+	291,838
230		Republic of the Philippines	9.875%	1/15/19	BBB-	324,875
270		Republic of the Philippines	10.625%	3/16/25	BBB-	452,925
425		Republic of the Philippines	9.500%	2/02/30	BBB-	696,469
210		Republic of the Philippines	7.750%	1/14/31	BBB-	303,713
550		Republic of the Philippines	6.375%	1/15/32	BBB-	710,188
		Total Philippines				2,780,008
		Poland - 0.7%
95		Republic of Poland	3.875%	7/16/15	A2	100,743
190		Republic of Poland	6.375%	7/15/19	A2	233,425
575		Republic of Poland	5.125%	4/21/21	A2	664,125
710		Republic of Poland	5.000%	3/23/22	A2	811,125
		Total Poland				1,809,418
		Qatar - 0.5%
282		Nakilat, Inc., Reg S	6.067%	12/31/33	AA-	341,925
567		State of Qatar, Reg S	4.000%	1/20/15	AA	597,618
215		State of Qatar, Reg S	5.250%	1/20/20	AA	251,120
		Total Qatar				1,190,663
		Romania - 0.6%
315	EUR	Republic of Romania	4.875%	11/07/19	Baa3	422,571
226		Republic of Romania, Reg S	6.750%	2/07/22	Baa3	263,008
390		Republic of Romania, 144A	6.750%	2/07/22	Baa3	453,863
294		Republic of Romania, 144A	4.375%	8/22/23	Baa3	287,879
		Total Romania				1,427,321
		Russia - 2.2%
290		Alrosa Finance SA, 144A	7.750%	11/03/20	BB-	339,576
215		EuroChem Mineral & Chemical GI Limited, 144A	5.125%	12/12/17	BB	218,225
255		Gazprom International SA, Reg S	4.375%	9/19/22	BBB-	251,494
200		Gazprom Neft OAO Via GPN Capital SA, 144A	4.375%	9/19/22	BBB-	197,250
200		Gazprom OAO Via Gaz Capital SA, Reg S	5.999%	1/23/21	Baa1	224,000
5,995	RUB	Russian Federal Bond - OFZ	8.150%	2/03/27	BBB+	207,995
200		Russian Federation	4.500%	4/04/22	Baa1	217,900
700		Russian Federation, Reg S	3.625%	4/29/15	Baa1	730,800
600		Russian Federation, Reg S	5.000%	4/29/20	Baa1	678,000
1,422		Russian Federation, Reg S	7.500%	3/31/30	Baa1	1,761,950
200		Russian Federation, Reg S	5.625%	4/04/42	Baa1	224,500
200		Sberbank of Russia Loan	5.717%	6/16/21	A3	217,500
365		VTB Capital SA	6.551%	10/13/20	Baa1	400,588
		Total Russia				5,669,778
		Senegal - 0.2%
400		Republic of Senegal	8.750%	5/13/21	B+	474,000
		Serbia - 0.5%
455		Republic of Serbia, 144A	4.875%	2/25/20	BB-	449,768
265		Republic of Serbia, 144A	7.250%	9/28/21	BB-	293,488
440		Republic of Serbia, Reg S	7.250%	9/28/21	BB-	487,300
		Total Serbia				1,230,556
		Singapore - 0.2%
210		DBS Bank Limited Singapore, Reg S	3.625%	9/21/22	Aa2	219,704
210		Oversea-Chinese Banking Corporation	3.750%	11/15/22	Aa2	220,828
		Total Singapore				440,532
		Slovakia - 0.2%
550		Slovakia Government, 144A	4.375%	5/21/22	A+	580,349
		South Africa - 0.7%
200		Esckom Holdings Limited, Reg S	5.750%	1/26/21	BBB+	216,500
375		Republic of South Africa	6.875%	5/27/19	Baa1	456,563
325		Republic of South Africa	5.500%	3/09/20	Baa1	371,313
180		Republic of South Africa	4.665%	1/17/24	Baa1	192,600
2,590	ZAR	Republic of South Africa	8.750%	2/28/48	BBB+	294,655
335		Transnet SOC Limited, 144A	4.500%	2/10/16	A3	351,904
		Total South Africa				1,883,535
		Spain - 0.1%
150		Santander Issuances, Reg S	4.125%	11/09/22	BBB+	150,750
		Sri Lanka - 0.4%
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	181,050
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	211,748
290		Republic of Sri Lanka, 144A	5.875%	7/25/22	BB-	300,875
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	186,375
200		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	211,748
		Total Sri Lanka				1,091,796
		Sweden - 0.1%
285		PKO Finance AB, 144A	4.630%	9/26/22	A2	295,263
		Tailand - 0.1%
200		PTT Global Chemical PCL, 144A	4.250%	9/19/22	BBB	208,736
		Turkey - 1.8%
210		Akbank TAX, Reg S	3.875%	10/24/17	Baa2	213,938
775		Republic of Turkey, Government Bond	7.000%	9/26/16	BBB-	891,250
321		Republic of Turkey, Government Bond	7.500%	7/14/17	BBB-	382,793
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BBB-	218,300
1,495		Republic of Turkey, Government Bond, WI/DD	7.375%	2/05/25	BBB-	1,909,863
360		Republic of Turkey, Government Bond	6.875%	3/17/36	BBB-	443,700
215		Turkiye Garanti Bankasi AS, 144A	4.000%	9/13/17	Baa2	220,913
235		Turkiye Halk Bankasi, 144A	3.875%	2/05/20	Baa2	230,888
210		Turkiye IS Bankasi (Isbank)	3.875%	11/07/17	Baa2	213,150
		Total Turkey				4,724,795
		Ukraine - 0.9%
220		Republic of Ukraine	9.250%	7/24/17	B	238,172
355		Republic of Ukraine, 144A	6.250%	6/17/16	B	347,510
445		Republic of Ukraine, 144A	9.250%	7/24/17	B	481,757
220		Republic of Ukraine, 144A	7.800%	11/28/22	B	222,750
200		Republic of Ukraine, Reg S	6.875%	9/23/15	B	199,420
315		Republic of Ukraine, Reg S	6.580%	11/21/16	B	309,488
440		Republic of Ukraine, Reg S	6.750%	11/14/17	B	434,500
200		Republic of Ukraine, Reg S	7.800%	11/28/22	B	202,500
		Total Ukraine				2,436,097
		United Arab Emirates - 0.2%
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	Baa3	294,030
65		Emirate of Abu Dhabi	6.750%	4/08/19	AA	81,250
233		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	247,903
		Total United Arab Emirates				623,183
		Uruguay - 0.2%
243		Republic of Uruguay	7.875%	1/15/33	BBB-	351,981
116		Republic of Uruguay	6.875%	9/28/25	BBB-	153,120
		Total Uruguay				505,101
		Venezuela - 1.5%
255		Petroleos de Venezuela SA	5.250%	4/12/17	B+	220,952
475		Petroleos de Venezuela SA, 144A	8.500%	11/02/17	B+	461,938
555		Petroleos de Venezuela SA, Reg S	8.500%	11/02/17	B+	539,738
230		Republic of Venezuela, Reg S	5.750%	2/26/16	B+	216,775
325		Republic of Venezuela, Reg S	12.750%	8/23/22	B+	379,113
1,050		Republic of Venezuela, Reg S, WI/DD	11.750%	10/21/26	B+	1,161,825
490		Republic of Venezuela, WI/DD	9.375%	1/13/34	B+	471,625
300		Republic of Venezuela, Reg S	9.000%	5/07/23	B+	287,250
		Total Venezuela				3,739,216
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $78,952,349)				83,347,648

Principal
Amount (000)		Description (1)		Coupon	Maturity	Value
		Short-Term Investments - 4.8% (3.3% of Total Investments)
$ 7,612		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $7,611,937, collateralized by $7,480,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $7,768,765		0.010%	4/01/13	$ 7,611,929
4,720		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $4,719,526, collateralized by $4,840,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $4,817,654		0.010%	4/01/13	4,719,521
$ 12,332		Total Short-Term Investments (cost $12,331,450)				12,331,450
		Total Investments (cost $324,578,782) - 144.8%				372,812,292
		Borrowings - (41.9)% (11)				(107,800,000)
		Other Assets Less Liabilities - (2.9)% (12)				(7,604,677)
		Net Assets Applicable to Common Shares - 100%				$ 257,407,615

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (13)	Date	Price	Value (12)
(655)	AuRico Gold Inc.	$ (458,500)	6/22/13	$ 7	$ (18,012)
(655)	AuRico Gold Inc.	(524,000)	6/22/13	8	(6,550)
(410)	Best Buy Co., Inc.	(779,000)	6/22/13	19	(160,925)
(498)	CA Technologies, Inc.	(1,245,000)	5/18/13	25	(43,575)
(375)	MetLife, Inc.	(1,350,000)	4/20/13	36	(85,313)
(318)	Talisman Energy Inc.	(381,600)	4/20/13	12	(15,900)
(2,911)	Total Call Options Written (premium received $243,066)	$ (4,738,100)			$ (330,275)

Forward Foreign Currency Exchange Contracts outstanding:

				Notional		Unrealized
	Currency Contracts	Notional Amount	In Exchange For	Amount (Local	Settlement	Appreciation (Depreciation)
Counterparty	to Deliver	(Local Currency)	Currency	Currency)	Date	(U.S. Dollars) (12)
Bank of America	Colombian Peso	1,717,617,000	U.S. Dollar	947,703	6/19/13	$ 12,959
Citibank N.A.	U.S. Dollar	397,540	Nigerian Naira	69,331,000	12/09/13	16,882
Credit Suisse	U.S. Dollar	213,745	Turkish Lira	390,000	6/19/13	(333)
JPMorgan Chase	Euro	1,116,000	U.S. Dollar	1,446,883	6/19/13	15,545
JPMorgan Chase	Mexican Peso	1,572,000	U.S. Dollar	125,206	6/19/13	(1,142)
JPMorgan Chase	South African Rand	2,555,000	U.S. Dollar	274,752	6/19/13	(230)
JPMorgan Chase	U.S. Dollar	223,614	Israeli Shekel	825,000	6/19/13	2,576
JPMorgan Chase	U.S. Dollar	204,755	Malaysian Ringgit	645,000	6/19/13	3,227
JPMorgan Chase	U.S. Dollar	220,988	Philippine Peso	8,950,000	6/19/13	(1,479)
Standard Chartered Bank	Chilean Peso	104,500,000	U.S. Dollar	218,140	6/19/13	(1,074)
Standard Chartered Bank	U.S. Dollar	51,526	Colombian Peso	94,525,000	6/19/13	(85)
Standard Chartered Bank	U.S. Dollar	51,535	Colombian Peso	94,516,000	6/19/13	(99)
Standard Chartered Bank	U.S. Dollar	102,777	Colombian Peso	189,059,000	6/19/13	110
State Street Bank and Trust	Peruvian Nuevo Sol	240,000	U.S. Dollar	92,546	6/19/13	69
UBS AG	Brazilian Real	1,482,000	U.S. Dollar	744,376	6/04/13	16,050
UBS AG	U.S. Dollar	219,091	Chilean Peso	104,500,000	6/19/13	123
UBS AG	U.S. Dollar	431,619	Indian Rupee	24,080,000	6/19/13	3,300
UBS AG	U.S. Dollar	211,099	Russian Ruble	6,600,000	6/19/13	(1,582)
						$ 64,817

Interest Rate Swaps outstanding:

		Fund
		Pay/Receive			Fixed Rate			Unrealized
	Notional	Floating	Floating	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Rate	Rate Index	(Annualized)	Frequency	Date (14)	Date	(Depreciation) (12)
JPMorgan	$19,950,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	$(189,392)
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR	1.255	Monthly	12/01/14	12/01/18	132,479
JPMorgan	30,450,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	351,632
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/11	3/21/16	(977,336)
								$(682,617)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 91,825,976	$ 672,797	$ —	* $ 92,498,773
Real Estate Investment Trust Common Stocks	95,576,061	—	—	95,576,061
Real Estate Investment Trust Preferred Stocks	3,907,410	—	—	3,907,410
$1,000 Par (or similar) Institutional Structures	—	1,534,688	—	1,534,688
Variable Rate Senior Loan Interests	—	83,231,421	—	83,231,421
Corporate Bonds	—	384,841	—	384,841
Emerging Markets Debt and Foreign Corporate Bonds	—	83,347,648	—	83,347,648
Short-Term Investments:
Repurchase Agreements	—	12,331,450	—	12,331,450
Derivatives:
Call Options Written	(330,275)	—	—	(330,275)
Forward Foreign Currency Exchange Contracts**	—	64,817	—	64,817
Interest Rate Swaps**	—	(682,617)	—	(682,617)
Total	$ 190,979,172	$ 180,885,045	$ —	$ 371,864,217
* Value equals zero as of the end of the reporting period.
** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31,2013, the cost of investments (excluding investments in derivatives) was $330,519,719.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 55,352,765
Depreciation				(13,060,192)

Net unrealized appreciation (depreciation) of investments				$ 42,292,573

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(8)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(9)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(10)	Perpetual security. Maturity date is not applicable.
(11)	Borrowings as a percentage of Total Investments is 28.9%.
(12)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(13)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(15)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

N/A	Not applicable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
ZAR	South African Rand
USD-LIBOR	United States Dollar - London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013